STRATUS FUND, INC.

                     CERTIFICATION PURSUANT TO RULE 497(J)


1933 Act Registration No. 33-37928
1940 Act Registration No. 811-6259

        The undersigned, being a duly elected officer of Stratus Fund, Inc. (the "Company"), pursuant to Rule 497(j) under the Securities Act of 1933, does hereby certify, with respect to Post-Effective Amendment No. 20 (the"Amendment") to the Company's Registration Statement on Form N-1A, that:

        1. The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 31, 2000; and

        2. The form of the Prospectuses and Statement of Additional Information that would have been filed by the Company pursuant to Rule 497(c) in respect of the Amendment would not have differed from those contained in the Amendment filed electronically as described above.

        IN WITNESS WHEREOF, the undersigned has executed this Certification Pursuant to Rule 497(j) on this 6th day of November, 2000.

                                           STRATUS FUND, INC.



                                             By:/s/ Michael S. Dunlap
                                             --------------------------------
                                                    Michael S. Dunlap, President